Expense Example	Aug. 11, 2025 USD ($)
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
F/m Compoundr U.S. Treasury 10-Year Note ETF | F/m Compoundr U.S. Treasury 10-Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 144